Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,667.77
Total Transaction Valuation	42,158,291.12
Total Offset Amount	3,667.77
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A